UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - 99.6%

                AEROSPACE & DEFENSE - 2.0%
       67,670   Honeywell International Inc. ...................   $   2,767,703
       32,611   Lockheed Martin Corp. ..........................       2,806,503
                                                                   -------------
                                                                       5,574,206
                                                                   -------------
                AIRLINES - 2.9%
       95,643   Continental Airlines, Inc., Class B* ...........       2,707,653
      326,827   Midwest Air Group, Inc.* .......................       2,575,397
      166,958   Southwest Airlines Company .....................       2,781,520
                                                                   -------------
                                                                       8,064,570
                                                                   -------------
                AUTOMOBILES - 1.0%
       43,828   Harley-Davidson, Inc. ..........................       2,750,207
                                                                   -------------
                BEVERAGES - 0.9%
       79,533   Hansen Natural Corp.* ..........................       2,583,232
                                                                   -------------
                BIOTECHNOLOGY - 2.0%
       38,488   Amgen, Inc.* ...................................       2,753,047
       64,123   Digene Corp.* ..................................       2,766,907
                                                                   -------------
                                                                       5,519,954
                                                                   -------------
                CAPITAL MARKETS - 2.0%
       38,355   Morgan Stanley .................................       2,796,463
       49,185   SEI Investments Company ........................       2,763,705
                                                                   -------------
                                                                       5,560,168
                                                                   -------------
                CHEMICALS - 1.0%
      174,185   Hercules, Inc.* ................................       2,746,897
                                                                   -------------
                COMMERCIAL BANKS - 2.0%
       50,880   Hancock Holding Company ........................       2,724,624
       93,391   Synovus Financial Corp. ........................       2,742,894
                                                                   -------------
                                                                       5,467,518
                                                                   -------------
                COMMERCIAL SERVICES & SUPPLIES - 2.0%
       99,374   Kelly Services, Inc., Class A ..................       2,723,841
      176,398   TeleTech Holdings, Inc.* .......................       2,757,101
                                                                   -------------
                                                                       5,480,942
                                                                   -------------
                COMMUNICATIONS EQUIPMENT - 2.2%
      140,725   Nokia Corp., Sponsored ADR .....................       2,770,875
       32,210   Research In Motion Ltd.* .......................       3,306,679
                                                                   -------------
                                                                       6,077,554
                                                                   -------------
                COMPUTERS & PERIPHERALS - 1.0%
       78,455   Hewlett-Packard Company ........................       2,878,514
                                                                   -------------
                CONSTRUCTION & ENGINEERING - 1.0%
      161,519   Quanta Services, Inc.* .........................       2,723,210
                                                                   -------------
                DIVERSIFIED CONSUMER SERVICES - 1.0%
       86,766   Sotheby's Holdings, Inc., Class A ..............       2,797,336
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                DIVERSIFIED FINANCIAL SERVICES - 1.0%
       59,276   JPMorgan Chase & Company .......................   $   2,783,601
                                                                   -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
       85,247   AT&T, Inc. .....................................       2,775,642
       56,148   BT Group PLC, Sponsored ADR ....................       2,839,404
      311,968   Qwest Communications International Inc.* .......       2,720,361
                                                                   -------------
                                                                       8,335,407
                                                                   -------------
                ELECTRIC UTILITIES - 1.0%
       68,269   Allegheny Energy, Inc.* ........................       2,742,366
                                                                   -------------
                ELECTRICAL EQUIPMENT - 3.9%
       60,583   Acuity Brands, Inc. ............................       2,750,468
       71,560   Belden CDT, Inc. ...............................       2,735,739
       71,229   General Cable Corp.* ...........................       2,721,660
      107,826   II-VI, Inc.* ...................................       2,687,024
                                                                   -------------
                                                                      10,894,891
                                                                   -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.0%
      102,606   Benchmark Electronics, Inc.* ...................       2,758,049
      345,767   KEMET Corp.* ...................................       2,790,340
       71,321   Molex, Inc. ....................................       2,779,379
      168,375   Newport Corp.* .................................       2,744,513
      245,275   PC Connection, Inc.* ...........................       2,832,926
       91,725   Technitrol, Inc. ...............................       2,737,991
       58,912   Trimble Navigation, Ltd.* ......................       2,773,577
                                                                   -------------
                                                                      19,416,775
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 3.0%
       43,946   Core Laboratories N.V.* ........................       2,803,755
      176,623   Global Industries, Ltd.* .......................       2,748,254
      115,544   TETRA Technologies, Inc.* ......................       2,791,543
                                                                   -------------
                                                                       8,343,552
                                                                   -------------
                FOOD & STAPLES RETAILING - 1.0%
       61,359   Walgreen Company ...............................       2,723,726
                                                                   -------------
                FOOD PRODUCTS - 1.0%
       73,550   Archer-Daniels-Midland Company .................       2,786,074
                                                                   -------------
                GAS UTILITIES - 1.0%
      105,933   Southern Union Company .........................       2,797,691
                                                                   -------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
      122,475   Immucor, Inc.* .................................       2,744,665
       87,093   LifeCell Corp.* ................................       2,806,136
       55,497   Stryker Corp. ..................................       2,752,096
                                                                   -------------
                                                                       8,302,897
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 1.0%
       41,910   Humana, Inc.* ..................................       2,769,832
                                                                   -------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                HEALTH CARE TECHNOLOGY - 1.0%
      238,327   Emdeon Corp.* ..................................   $   2,790,809
                                                                   -------------
                HOUSEHOLD DURABLES - 3.0%
       58,613   Garmin Ltd. ....................................       2,859,142
      139,593   Kimball International,Inc., Class B ............       2,694,145
      159,112   Tempur-Pedic International, Inc.* ..............       2,731,953
                                                                   -------------
                                                                       8,285,240
                                                                   -------------
                INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS - 1.0%
       43,807   TXU Corp. ......................................       2,738,814
                                                                   -------------
                INDUSTRIAL CONGLOMERATES - 1.0%
       65,841   McDermott International, Inc.* .................       2,752,154
                                                                   -------------
                INSURANCE - 1.0%
       77,040   CNA Financial Corp.* ...........................       2,774,981
                                                                   -------------
                INTERNET SOFTWARE & SERVICES - 1.0%
       57,544   Akamai Technologies, Inc.* .....................       2,876,625
                                                                   -------------
                IT SERVICES - 4.0%
       36,991   Cognizant Technology Solutions Corp.,
                  Class A* .....................................       2,739,553
      158,748   Gartner, Inc.* .................................       2,792,377
       57,556   Infosys Technologies Ltd., Sponsored ADR .......       2,747,148
       75,490   Paychex, Inc. ..................................       2,781,807
                                                                   -------------
                                                                      11,060,885
                                                                   -------------
                LIFE SCIENCES TOOLS & SERVICES - 2.9%
       41,496   Covance, Inc.* .................................       2,754,505
       75,716   Illumina, Inc.* ................................       2,501,657
       82,757   PAREXEL International Corp.* ...................       2,738,429
                                                                   -------------
                                                                       7,994,591
                                                                   -------------
                MACHINERY - 3.0%
       83,129   Gardner Denver Inc.* ...........................       2,749,907
      112,128   Kadant Inc.* ...................................       2,753,864
       61,211   Manitowoc Company (The), Inc. ..................       2,741,641
                                                                   -------------
                                                                       8,245,412
                                                                   -------------
                MEDIA - 6.0%
       76,257   Comcast Corp., Special Class A* ................       2,807,020
      139,875   DIRECTV Group (The), Inc.* .....................       2,752,740
      135,374   News Corp., Class B ............................       2,794,119
       91,937   Shaw Communications, Inc. ......................       2,759,949
       68,336   Thompson (The) Corp. ...........................       2,753,941
       89,449   Walt Disney (The) Company ......................       2,764,869
                                                                   -------------
                                                                      16,632,638
                                                                   -------------
                METALS & MINING - 3.9%
       85,300   Agnico-Eagle Mines Ltd. ........................       2,655,389
       69,920   Alcan Inc. .....................................       2,787,710


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                METALS & MINING - (CONTINUED)
       44,086   Allegheny Technologies, Inc. ...................   $   2,741,708
      106,912   Brush Engineered Materials, Inc.* ..............       2,658,901
                                                                   -------------
                                                                      10,843,708
                                                                   -------------
                MULTILINE RETAIL - 4.0%
      136,639   Big Lots, Inc.* ................................       2,706,819
       83,705   Dillard's Inc., Class A ........................       2,739,665
       40,164   J.C. Penney Company, Inc. ......................       2,746,816
       42,081   Kohl's Corp.* ..................................       2,731,899
                                                                   -------------
                                                                      10,925,199
                                                                   -------------
                OFFICE ELECTRONICS - 1.0%
      180,410   Xerox Corp.* ...................................       2,807,180
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 2.0%
      204,607   El Paso Corp. ..................................       2,790,840
       61,346   Noble Energy, Inc. .............................       2,796,764
                                                                   -------------
                                                                       5,587,604
                                                                   -------------
                PERSONAL PRODUCTS - 1.0%
       92,860   NBTY, Inc.* ....................................       2,718,012
                                                                   -------------
                PHARMACEUTICALS - 1.0%
      128,602   Schering-Plough Corp. ..........................       2,840,818
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 4.0%
       95,841   ATMI, Inc.* ....................................       2,786,098
      175,285   Integrated Device Technology, Inc.* ............       2,815,077
      519,946   TriQuint Semiconductor, Inc.* ..................       2,703,719
      137,929   Veeco Instruments Inc.* ........................       2,779,269
                                                                   -------------
                                                                      11,084,163
                                                                   -------------
                SOFTWARE - 4.0%
       68,219   Amdocs Ltd.* ...................................       2,701,472
      100,635   BMC Software, Inc.* ............................       2,739,285
      126,781   Jack Henry & Associates, Inc. ..................       2,760,022
      154,853   Oracle Corp.* ..................................       2,747,092
                                                                   -------------
                                                                      10,947,871
                                                                   -------------
                SPECIALTY RETAIL - 6.9%
       62,198   American Eagle Outfitters, Inc. ................       2,726,138
       65,192   AnnTaylor Stores Corp.* ........................       2,728,937
      111,970   bebe Stores, Inc. ..............................       2,774,617
       92,581   Christopher & Banks Corp. ......................       2,729,288
       56,342   Guess?, Inc.* ..................................       2,734,277
       64,241   Gymboree (The) Corp.* ..........................       2,709,685
       48,848   Sherwin-Williams (The) Company .................       2,724,741
                                                                   -------------
                                                                      19,127,683
                                                                   -------------


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                TEXTILES, APPAREL & LUXURY GOODS - 1.0%
       69,188   Steven Madden, Ltd. ............................   $   2,714,937
                                                                   -------------
                TOTAL COMMON STOCKS ............................     275,870,444
                (Cost $262,988,557)                                -------------

                TOTAL INVESTMENTS - 99.6% ......................     275,870,444
                (Cost $262,988,557)**

                NET OTHER ASSETS & LIABILITIES - 0.4% ..........       1,110,514
                                                                   -------------
                NET ASSETS - 100.0% ............................   $ 276,980,958
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

       ** Aggregate cost for federal income tax and financial reporting purposes.

      ADR   American Depository Receipt


                See Notes to Quarterly Portfolio of Investments.          Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEPTEMBER 30, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust Value Line(R) 100 Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,753,951, and the aggregate unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,872,064.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) 100 FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.